Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payables and other current liabilities as of December 31, 2022 and 2021 are as follows:

	Balance as of December 31,
Item	2022	2021
Trade accounts payables	84,465	79,052
Down payments from clients	11,169	542
Other accounts payables	44,596	34,313
Total	140,230	113,907